Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 113,703	$ 96,776
Indefinite net federal operating loss	313,500
Research and development income tax credits	3,700
Income tax expense, interest and penalties	0	0
Liabilities for uncertain tax positions	0
Unrecognized tax benefits that would impact effective tax rate	1,200	$ 1,100
Research and Development Income Tax Credits [Member]
Income Tax Disclosure [Line Items]
Tax credit, not subject to expire	2,200
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 336,500
Operating loss carryforwards, expiration year	2033
Income tax credits, expiration year	2034
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 248,200